Summary of Significant Accounting Policies - Summary of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ (11,595)	$ (4,450)	$ (9,781)	$ (28,623)
Denominator
Weighted average common shares outstanding - basic	1,119,639	739,115	752,932	651,034
Basic net loss per share	$ (10.36)	$ (6.02)	$ (12.99)	$ (43.97)
Weighted-average common shares outstanding - basic and diluted			752,932	651,034
Basic and diluted net loss per share			$ (12.99)	$ (43.97)
Numerator:
Net loss, basic	$ (11,595)	$ (4,450)
Net loss, diluted	$ (11,595)	$ (4,450)
Potential common share issuances:
Weighted-average common shares outstanding	1,119,639	739,115	752,932	651,034
Diluted net loss per share	$ (10.36)	$ (6.02)	$ (12.99)	$ (43.97)